CONSOLIDATED STATEMENTS OF EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Statutory Reserve [Member] CNY (¥)	Statutory Reserve [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Total Shareholders' Equity [Member] CNY (¥)	Total Shareholders' Equity [Member] USD ($)	Non-controlling Interest [Member] CNY (¥)	Non-controlling Interest [Member] USD ($)
Balance at Dec. 31, 2014	¥ 388,119		¥ 13,323		¥ 311,907		¥ 37,441		¥ 25,043		¥ 1,199		¥ 388,913		¥ (794)
Balance, shares at Dec. 31, 2014 | shares			3,265,837	3,265,837
Net income (loss)	(69,068)		¥ 0		0		0		(69,065)		0		(69,065)		(3)
Foreign currency translation adjustment	(187)		0		0		0		0		(150)		(150)		(37)
Balance at Dec. 31, 2015	318,864		¥ 13,323		311,907		37,441		(44,022)		1,049		319,698		(834)
Balance, shares at Dec. 31, 2015 | shares			3,265,837	3,265,837
Net income (loss)	(54,483)		¥ 0		0		0		(54,483)		0		(54,483)		0
Effect of closure for Fuwei Films USA LLC	834														834
Foreign currency translation adjustment	(4)		0		0		0		0		(4)		(4)		0
Balance at Dec. 31, 2016	265,211		¥ 13,323		311,907		37,441		(98,505)		1,045		265,211		0
Balance, shares at Dec. 31, 2016 | shares			3,265,837	3,265,837
Net income (loss)	(46,003)	$ (7,071)	¥ 0		0		0		(46,003)		0		(46,003)		0
Foreign currency translation adjustment	1,821		0		0		0		0		1,821		1,821		0
Balance at Dec. 31, 2017	¥ 221,029	$ 33,971	¥ 13,323	$ 2,048	¥ 311,907	$ 47,939	¥ 37,441	$ 5,755	¥ (144,508)	$ (22,210)	¥ 2,866	$ 439	¥ 221,029	$ 33,971	¥ 0	$ 0
Balance, shares at Dec. 31, 2017 | shares			3,265,837	3,265,837